RIGGS FUNDS

RIGGS STOCK FUND
RIGGS SMALL COMPANY STOCK FUND
RIGGS LARGE CAP GROWTH FUND
RIGGS U.S. GOVERNMENT SECURITIES FUND
RIGGS BOND FUND
RIGGS INTERMEDIATE TAX FREE BOND FUND
RIGGS LONG TERM TAX FREE BOND FUND
RIGGS PRIME MONEY MARKET FUND
RIGGS U.S. TREASURY MONEY MARKET FUND

CLASS R SHARES

RIGGS STOCK FUND
RIGGS SMALL COMPANY STOCK FUND
RIGGS U.S. GOVERNMENT SECURITIES FUND
RIGGS PRIME MONEY MARKET FUND
RIGGS U.S. TREASURY MONEY MARKET FUND

CLASS Y SHARES

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000
-------------------------------------------------------------------------------

     Please add an asterisk * to the end of J. Christopher Donahue's name, which appears along with his bio under the section entitled "BOARD OF TRUSTEES."

     It should be noted that this asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

                                                                 August 25, 2000





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Federated Investors
Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com

25766 (08/00)